COMMITMENTS	12 Months Ended
Feb. 28, 2013
COMMITMENTS [Abstract]
COMMITMENTS

16. COMMITMENTS

        Future minimum operating lease payments as at February 28, 2013 per fiscal year are as follows:

2014	$2,160
2015	$1,791
2016	$1,383
2017	$995
Thereafter	-

$6,329

Royalty Commitments

        Under the research and development agreements of DragonWave Networks Ltd., a former subsidiary of DragonWave, the Company received and accrued participation payments from the Office of the Chief Scientist ["OCS"] of the Ministry of Industry and Trade in Israel in the amount of nil in the year ended February 28, 2013 [year ended February 29, 2012 - $902]. DragonWave was required to pay royalties at the rate of 3% - 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the OCS grants, bearing interest at the rate of LIBOR. The obligation to pay these royalties was contingent on actual sales of the products and in the absence of such sales, no payment is required.

        During the fiscal year ended February 28, 2013 the Company adjusted the contingent royalty liability based on a change in estimate. A corresponding gain of $1,542 was made to recognize the change in estimate in the consolidated statement of operations in the year ended February 28, 2013 [year ended February 29, 2012 - $1,850]. The fair value represents the discounted, most probable obligation to the Company. As a result of the disposition of DragonWave Networks Ltd., the Company has eliminated its maximum potential royalty obligation of $15,981.